INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Goodwill (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Goodwill
Goodwill	$ 112,339,265	$ 112,163,432
Rizobacter Argentina
Goodwill
Goodwill	28,080,271	28,080,271
Bioceres Crops S.A.
Goodwill
Goodwill	7,523,322	7,523,322
Pro Farm Group, Inc.
Goodwill
Goodwill	76,089,749	76,089,749
Insumos Agroquimicos S.A.
Goodwill
Goodwill	470,090	$ 470,090
Natal Agro S.R.L.
Goodwill
Goodwill	$ 175,833